Annual Total Returns - BlackRock Lifepath Dynamic 2050 Fund (Class K) [BarChart] - Class K - BlackRock Lifepath Dynamic 2050 Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.48%)
Annual Return 2012	16.53%
Annual Return 2013	20.19%
Annual Return 2014	6.12%
Annual Return 2015	(2.10%)
Annual Return 2016	8.43%
Annual Return 2017	23.07%
Annual Return 2018	(8.11%)
Annual Return 2019	26.67%
Annual Return 2020	15.07%